Commitments and Contingencies Schedule of Commitments (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Pooling arrangement, cash withdrawals	$ 3.1
Pooling arrangement, aggregate cash deposits	3.1
Funds Held on Behalf of Customers [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet funds	$ 0